Deposits Due to Customers (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Details of deposits sorted by interest type

	December 31, 2023	December 31, 2024
Deposits in local currency:
Deposits on demand	8,803,962	7,880,603
Deposits at termination	282,846,971	290,908,040
Mutual installment	21,602	19,901
Deposits on notes payables	4,119,801	4,000,894
Deposits on CMA	95,237	120,666
Certificate of deposits	14,767,307	11,742,425
Other deposits	1,117,673	1,037,811

Sub-total	311,772,553	315,710,340

Deposits in foreign currencies:
Deposits in foreign currencies	46,196,650	50,988,673
Present value discount	(184,906)	(144,359)

Sub-total	46,011,744	50,844,314

Customers’ deposits for beneficiary	—	266,502

Total	357,784,297	366,821,156